PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment	$ 115,179	$ 94,545
Less: impairment	(52,216)	(826)
Less: accumulated depreciation	(47,521)	(32,714)
Total property and equipment, net	15,442	61,005
Depreciation	11,547	12,461	$ 5,266
Impairment of Intangible Assets, Finite-lived	22,741	826	0
Impairment of Long-Lived Assets Held-for-use	(52,216)	(826)
Digital display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,548	6,314
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	43,079	38,615
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	9,764	9,174
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,264	2,828
Vehicle[Member]
Property, Plant and Equipment [Line Items]
Property and equipment	817	938
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,262	607
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	994	1,123
Wifi And Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	36,431	27,719
Office property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	11,506	5,805
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	514	1,422
Wifi Equipment [Member]
Property, Plant and Equipment [Line Items]
Less: impairment	26,727	0	0
Impairment of Long-Lived Assets Held-for-use	$ 26,727	$ 0	$ 0